Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Other Financial Assets
(a)	Other financial assets at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Current assets
Available-for-sale financial assets	~~W~~	—	6
Deposits		20,320	10,480
Short-term loans		7,696	16,766

	~~W~~	28,016	27,252

Non-current assets
Financial asset at fair value through profit or loss	~~W~~	1,382	1,552
Available-for-sale financial assets		7,993	5,136
Deposits		27,635	19,898
Long-term loans		34,760	32,408
Long-term non-trade receivable		2,619	8,738
Derivatives(*)		244	842

	~~W~~	74,633	68,574

(*)	Represents interest rate swap contracts related to borrowings with variable interest rate.

Summary of Available-for-sale Financial Assets
(b)	Available-for-sale financial assets at the reporting date are as follows:

(In millions of won)	December 31, 2016		December 31, 2017
Current assets
Debt securities
Government bonds	~~W~~	—	6
Non-current assets
Debt securities
Government bonds	~~W~~	154	156
Equity securities
Intellectual Discovery, Ltd.	~~W~~	729	729
Kyulux, Inc.		3,266	1,968
Henghao Technology Co., Ltd.		1,559	—
ARCH Venture Fund Vill, L.P.		2,285	2,283

	~~W~~	7,839	4,980

	~~W~~	7,993	5,142